Share-Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 21, 2021	Oct. 30, 2015	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment (Details) [Line Items]
Vesting value per share (in Dollars per share)						$ 6,280
Fair value repurchased (in Dollars)						$ 7,974
Issued and outstanding						8,546,502	8,546,502	8,546,502
Total issued and outstanding percentage					17.00%
Granted options					209,906
Granted options non-vested shares					143,652
Converted options					33,647,927
Converted options non-vested shares					23,027,399
Plan expire date		10 years
Reserves percentage		5.00%
Common stock					76,956,754
Stock option (in Dollars)					$ 150,200
Weighted-average period					8 years 2 months 12 days
Aggregate intrinsic value (in Dollars)					$ 68,267
Stock-based compensation expense (in Dollars)					8,800
Equity-based compensation costs (in Dollars)	$ 135,700			$ 135,700	135,700
Compensation cost (in Dollars)					1,600
Fair market value percentage			70.00%
Common stock, however shares	8,546,502
Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Compensation expense (in Dollars)					$ 135
Granted					133,981
Phantom Share Units (PSUs) [Member]
Share-Based Payment (Details) [Line Items]
Compensation expense (in Dollars)					$ 31
Granted					63,959
Series B2 Preferred [Member]
Share-Based Payment (Details) [Line Items]
Stock options value per share (in Dollars per share)			$ 2.28
Fair market value percent			70.00%
Share repurchased						1,705,914
Deposit liability (in Dollars)						$ 21,792	$ 21,792	$ 21,792
Series B2 Preferred [Member] | Maximum [Member]
Share-Based Payment (Details) [Line Items]
Stock options value per share (in Dollars per share)						$ 2.28
Share Options [Member]
Share-Based Payment (Details) [Line Items]
Compensation expense (in Dollars)				$ 10,200
Series B2 Preferred [Member]
Share-Based Payment (Details) [Line Items]
Shares issued			12,678,479
Stock options value per share (in Dollars per share)			$ 366
Deposit liability (in Dollars)						$ 21,792
Stock-based compensation expense (in Dollars)					$ 39,200
Legally shares issued and outstanding						53,319
Series B2 Preferred [Member] | IPO [Member]
Share-Based Payment (Details) [Line Items]
Shares issued			79,107